Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 849,872,500.00
Previously Paid Amount	0.00
Total Fee Amount	117,367.39
Total Offset Amount	0.00
Net Fee	117,367.39
Narrative - Max Aggregate Offering Price	$ 849,872,500.00
Final Prospectus	true